Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Classes of current inventories [abstract]
Summary of Inventory

	AS OF DECEMBER 31, 2021	AS OF JUNE 30, 2022
Finished goods	$62,410	$105,539
Raw m aterials	80,606	61,866
WIP	6,039	2,152

Total Inventory	$149,055	$169,557